JPMorgan Large Cap Growth Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 90.9%
Air Freight & Logistics — 1.4%
United Parcel Service, Inc., Class B	2,802	452,557
Automobiles — 4.2%
Tesla, Inc. *	5,128	1,360,096
Banks — 1.0%
SVB Financial Group *	953	319,865
Beverages — 3.5%
Coca-Cola Co. (The)	16,447	921,361
Monster Beverage Corp. *	2,517	218,908
		1,140,269
Biotechnology — 7.7%
AbbVie, Inc.	7,633	1,024,450
Alnylam Pharmaceuticals, Inc. *	366	73,289
Amgen, Inc.	1,674	377,323
Exact Sciences Corp. *	764	24,816
Moderna, Inc. *	172	20,339
Regeneron Pharmaceuticals, Inc. *	1,144	787,717
Seagen, Inc. *	1,449	198,329
		2,506,263
Building Products — 0.7%
Trane Technologies plc	1,503	217,655
Capital Markets — 4.8%
Blackstone, Inc.	5,487	459,264
Charles Schwab Corp. (The)	9,126	655,872
Morgan Stanley	4,502	355,719
MSCI, Inc.	201	84,822
		1,555,677
Chemicals — 0.6%
Sherwin-Williams Co. (The)	999	204,548
Consumer Finance — 0.3%
Capital One Financial Corp.	1,192	109,876
Electrical Equipment — 0.5%
Rockwell Automation, Inc.	777	167,219
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	5,457	365,407
Health Care Equipment & Supplies — 0.9%
Dexcom, Inc. *	1,308	105,377
Intuitive Surgical, Inc. *	1,021	191,362
		296,739
Health Care Providers & Services — 7.8%
CVS Health Corp.	5,744	547,829
HCA Healthcare, Inc.	2,264	415,988

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
McKesson Corp.	2,601	884,111
UnitedHealth Group, Inc.	1,338	675,517
		2,523,445
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A *	63	6,656
Chipotle Mexican Grill, Inc. *	169	253,215
Marriott International, Inc., Class A	2,463	345,148
		605,019
Interactive Media & Services — 5.7%
Alphabet, Inc., Class C *	17,923	1,723,302
Match Group, Inc. *	460	21,961
Meta Platforms, Inc., Class A *	643	87,269
Snap, Inc., Class A *	440	4,323
		1,836,855
Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc. *	6,961	786,637
Etsy, Inc. *	276	27,606
MercadoLibre, Inc. (Brazil) *	15	12,503
Wayfair, Inc., Class A * (a)	74	2,412
		829,158
IT Services — 2.5%
Automatic Data Processing, Inc.	1,235	279,467
Block, Inc., Class A *	162	8,892
Cognizant Technology Solutions Corp., Class A	4,534	260,410
International Business Machines Corp.	1,863	221,332
MongoDB, Inc. *	213	42,333
Shopify, Inc., Class A (Canada) *	53	1,428
		813,862
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	447	226,783
Machinery — 2.5%
Deere & Co.	2,437	813,699
Metals & Mining — 1.0%
Freeport-McMoRan, Inc.	11,916	325,669
Multiline Retail — 0.7%
Target Corp.	1,543	228,971
Oil, Gas & Consumable Fuels — 2.2%
ConocoPhillips	7,101	726,722
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	783	169,044
Pharmaceuticals — 1.8%
Eli Lilly & Co.	1,828	591,165

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 1.6%
Equifax, Inc.	1,030	176,568
Verisk Analytics, Inc.	2,000	341,097
		517,665
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc. *	5,782	366,373
ASML Holding NV (Registered), NYRS (Netherlands)	436	181,217
Enphase Energy, Inc. *	290	80,355
Lam Research Corp.	338	123,590
NVIDIA Corp.	3,385	410,928
Texas Instruments, Inc.	1,853	286,761
		1,449,224
Software — 12.8%
HubSpot, Inc. *	44	11,885
Intuit, Inc.	791	306,585
Microsoft Corp.	10,985	2,558,383
Oracle Corp.	8,647	528,057
Salesforce, Inc. *	1,661	238,857
Synopsys, Inc. *	1,430	436,754
Trade Desk, Inc. (The), Class A *	276	16,521
Workday, Inc., Class A *	318	48,406
		4,145,448
Specialty Retail — 5.5%
AutoZone, Inc. *	453	970,095
Carvana Co. * (a)	179	3,636
Lowe's Cos., Inc.	4,314	810,152
		1,783,883
Technology Hardware, Storage & Peripherals — 9.5%
Apple, Inc.	22,313	3,083,620
Textiles, Apparel & Luxury Goods — 0.5%
Tapestry, Inc.	5,222	148,456
Total Common Stocks (Cost $25,009,176)		29,514,859
Short-Term Investments — 9.6%
Investment Companies — 9.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (b) (c) (Cost $3,098,694)	3,098,080	3,099,319

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (b) (c)	3,792	3,792
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (b) (c)	1,625	1,625
Total Investment of Cash Collateral from Securities Loaned (Cost $5,416)		5,417
Total Short-Term Investments (Cost $3,104,110)		3,104,736
Total Investments — 100.5% (Cost $28,113,286)		32,619,595
Liabilities in Excess of Other Assets — (0.5)%		(152,479)
NET ASSETS — 100.0%		32,467,116

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2022. The total value of securities on loan at September 30, 2022 is $4,838.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$32,619,595	$—	$—	$32,619,595

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$1,876,889	$2,355,537	$1,133,684	$(62)	$639	$3,099,319	3,098,080	$14,799	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (a) (b)	3,888	10,000	10,100	3	1	3,792	3,792	30	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	2,551	17,399	18,325	—	—	1,625	1,625	9	—
Total	$1,883,328	$2,382,936	$1,162,109	$(59)	$640	$3,104,736		$14,838	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.